Trade payables and other current liabilities - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2019
Purchase Commitment, Excluding Long-term Commitment1 [Line Items]
Trade payable term	30 days
Trade payables	$ 15,701 [1]	$ 13,916	$ 8,834	[1]
Deferred revenue	753	476	727
Development services agreements
Purchase Commitment, Excluding Long-term Commitment1 [Line Items]
Deferred revenue	$ 753	$ 476	$ 727

[1]	2019 and 2020 amounts restated to reflect the impact of application of the IFRS IC decision on IAS 19 as described in Note 2.2